Segmental analysis - Goodwill (Details) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Analysis of goodwill
Goodwill at beginning of the year	£ 5,607
Acquisitions	48
Goodwill at end of the year	5,607
UK Personal Banking
Analysis of goodwill
Goodwill at beginning of the year	2,692
Acquisitions	48
Inter segment transfers	(9)
Goodwill at end of the year	2,692
Commercial and Private Banking
Analysis of goodwill
Goodwill at beginning of the year	1,900
Commercial Banking
Analysis of goodwill
Goodwill at beginning of the year	2,606
Goodwill at end of the year	2,606
Private Banking
Analysis of goodwill
Goodwill at beginning of the year	9
Inter segment transfers	9
Goodwill at end of the year	9
RBS International
Analysis of goodwill
Goodwill at beginning of the year	300
Goodwill at end of the year	£ 300